Commitments (Details) - USD ($)						1 Months Ended	12 Months Ended
	Aug. 18, 2025	Dec. 10, 2024	Nov. 29, 2024	Aug. 16, 2024	Nov. 08, 2023	Aug. 31, 2020	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 10, 2023
Commitments [Line Items]
Lease rent percent						3.00%
Security deposit							$ 72,654	$ 57,395
Rent expense							$ 167,377	$ 136,506	$ 167,969
Lease agreement [Member]
Commitments [Line Items]
Monthly rent						$ 29,651
Shuhai Beijing [Member] | Lease agreement [Member]
Commitments [Line Items]
Monthly rent					$ 2,425
Deposit					7,929
Tianjin Information [Member] | Lease agreement [Member]
Commitments [Line Items]
Monthly rent					8,409
Deposit					$ 27,496
Guohao Century [Member] | Lease agreement [Member]
Commitments [Line Items]
Security deposit										$ 7,670
Shenzhen Jingwei [Member] | Lease agreement [Member]
Commitments [Line Items]
Monthly rent	$ 3,366			$ 6,778
Deposit				$ 33,592
Security deposit	$ 6,732
Shuhai Information [Member] | Lease agreement [Member]
Commitments [Line Items]
Monthly rent		$ 981	$ 3,498
Security deposit		$ 981	22,503
Rent expense			$ 3,498